Fees Summary	Jul. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,950,000,000
Previously Paid Amount
Total Fee Amount	0
Total Offset Amount
Net Fee	$ 0
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A